SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Restricted cash	$ 0	$ 10
Recognized tax positions	tax positions must meet a more-likely-than-not recognition threshold. Recognized tax positions are measured as the largest amount that is greater than 50 percent likely of being realized